Earnings per Share ("EPS") - Computation of Basic and Diluted Earnings per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares [1]	Mar. 31, 2017 INR (₨) ₨ / shares shares
Basic earnings per share:
Profit for the year attributable to equity holders of the parent	₨ 49,775	$ 720	₨ 14,080	₨ 55,033
Weighted average number of ordinary shares for basic earnings per share	3,705,502,141	3,705,502,141	3,709,778,760	2,964,333,584
Earnings per share | (per share)	₨ 13.43	$ 0.19	₨ 3.80	₨ 18.57
Diluted earnings per share:
Profit / (loss) for the year attributable to equity holders of the parent	₨ 49,775	$ 720	₨ 14,080	₨ 55,033
Adjusted weighted average number of ordinary shares for diluted earnings per share	3,721,449,633	3,721,449,633	3,717,466,311	2,965,560,871
Earnings per share | (per share)	₨ 13.38	$ 0.19	₨ 3.79	₨ 18.56

[1]	Restated (Refer Note 2(b))